SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of short-term investments [Abstract]
Fair value through other comprehensive income		$ 10,325	$ 8,597
Marketable securities (equity and debt) at fair value through profit or loss	[1]		1,663
Bank deposits in USD	[2]	22,174	20,078
Short-term investments		$ 32,499	$ 30,338

[1]	Following implementation of IFRS 9 all the investment portfolio is measured as fair value through other comprehensive income. As a result the Company reclassified from FVTPL to FVOCI as of January 1, 2018.
[2]	The deposits bear interest of 2.6%-3.5% and 1.7%-2.3% per year, as of December 31, 2018 and 2017, respectively.